Securities (Amortized Cost And Fair Value On Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Amortized cost	$ 250,982	$ 229,368
Restricted stock amortized cost	5,037	4,174
Available-for-sale securities, amortized cost	256,019	233,542
Fair value	252,472	238,221
Restricted stock fair value	5,037	4,174
Available-for-sale securities, fair value	257,509	242,395
Gross unrealized gains	4,204	9,449
Gross unrealized losses	2,714	596
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Investments [Line Items]
Amortized cost	152,252	129,591
Fair value	153,465	131,990
Gross unrealized gains	1,888	2,865
Gross unrealized losses	675	466
Obligations of states and political subdivisions [Member]
Schedule of Investments [Line Items]
Amortized cost	98,380	99,427
Fair value	98,657	105,881
Gross unrealized gains	2,316	6,584
Gross unrealized losses	2,039	130
Other [Member]
Schedule of Investments [Line Items]
Amortized cost	350	350
Fair value	$ 350	$ 350